Trade and Other Receivables - Schedule of Age of Financial Assets Past Due but not Impaired (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets that are past due	$ 114,916	$ 142,758
Financial Assets Past Due but not Impaired | Not more than three months
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets that are past due	40,249	23,593
Financial Assets Past Due but not Impaired | More than three months but not more than six months
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets that are past due	21,102	16,729
Financial Assets Past Due but not Impaired | More than six months but not more than one year
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets that are past due	15,813	43,920
Financial Assets Past Due but not Impaired | More than one year
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets that are past due	$ 37,752	$ 58,516